Schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	$ 847	$ 977
Additions	416	234
Transfer	208
Amortization	(348)	(364)
Intangible assets, ending balance	1,123	847
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,910
Intangible assets, ending balance	2,534	1,910
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(1,063)
Intangible assets, ending balance	(1,411)	(1,063)
Data library [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	519	336
Additions	416	8
Transfer	536	539
Amortization	(348)	(364)
Intangible assets, ending balance	1,123	519
Data library [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,582
Intangible assets, ending balance	2,534	1,582
Data library [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(1,063)
Intangible assets, ending balance	(1,411)	(1,063)
Data library not yet available for use [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	328	641
Additions		226
Transfer	(328)	(539)
Amortization
Intangible assets, ending balance		328
Data library not yet available for use [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	328
Intangible assets, ending balance		328
Data library not yet available for use [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance